5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2016	2015

Buildings and improvements	$11,213,737	$11,176,189
Land and land improvements	2,433,971	2,377,703
Furniture and equipment	9,277,592	8,752,908
Leasehold improvements	1,117,085	1,048,409
Capital lease	991,014	976,907
Other prepaid assets	125,584	514,476
	25,158,983	24,846,592
Less accumulated depreciation and amortization	(14,328,427)	(13,386,385)
	$10,830,556	$11,460,207

Minimum future rental payments
2017	$230,563
2018	233,706
2019	206,470
2020	179,581
2021	97,800
Subsequent to 2021	330,000
$1,278,120

Future Minimum Lease Payments for Capital Leases
2017	$136,560
2018	141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	569,057
Less amount representing interest	(85,896)
Present value of net minimum lease payments	$483,161